Wilson Sonsini Goodrich & Rosati
Professional Corporation
650 Page Mill Road
Palo Alto, CA 94304

April 7, 2015

BY EDGAR

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Statement of Stadium Capital Management, LLC

Ladies and Gentlemen:

Stadium Capital Management, LLC filed a proxy statement for a solicitation in opposition to the Board of Directors of Big 5 Sporting Goods Corporation at the company’s upcoming 2015 Annual Meeting of Stockholders.

If we can be of any assistance, or if the Staff of the Securities and Exchange Commission has any questions, please do not hesitate to contact me at (650) 320-4901 or by email at dberger@wsgr.com.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ David J. Berger

David J. Berger